Other Provisions - Summary of Changes in Personnel Obligations (Details) - Personnel Obligations - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of other provisions [line items]
At the beginning of the period/year	€ 4,677	€ 5,659	€ 10,501	€ 6,770
Provisions made during the year	3,691	2,282	5,616	7,882
Provisions used during the year	(1,333)	(2,498)	(1,282)	(3,703)
Provisions reversed during the year	(377)	(693)	(105)	(917)
Impact of foreign currency translation	112	(73)	(271)	469
At the end of the period/year	€ 6,770	€ 4,677	€ 14,459	€ 10,501